Related Party Transactions (Details) $ / shares in Units, $ in Thousands, £ in Millions	1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2021 USD ($)	Apr. 30, 2021 GBP (£)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Nov. 10, 2021 $ / shares shares	Jul. 21, 2021
Related Party Transaction
Revenue from contract with customer, including assessed tax			$ 351	$ 542	$ 305	$ 847	$ 1,198	$ 2,566	$ 1,336
Proceeds from issuance of related party debt								0	9,862
Repayments of related party debt						10,000	10,143	10,142	0
Accrued interest								0	1,026
Proceeds from issuance of convertible loans					$ 16,115	$ 16,222	$ 16,222	$ 16,222	$ 25,222
Common stock, shares, outstanding (in shares) | shares								93,950,205	36,463,696
Apollo | Forward Purchase Transaction
Related Party Transaction
Sale of stock (per share) | $ / shares										$ 10
Apollo | WEJO GROUP LIMITED | Forward Purchase Transaction
Related Party Transaction
Maximum number of shares issuable in transaction | shares										7,500,000
Chief Executive Officer
Related Party Transaction
Professional and capital raising fees								$ 600	$ 300
Board of Directors Chairman
Related Party Transaction
Professional and capital raising fees								500	300
Director
Related Party Transaction
Professional and capital raising fees								$ 800	600
Wejo Limited | Chief Executive Officer
Related Party Transaction
Ownership interest, minority interest (percentage)								5.00%
Apollo
Related Party Transaction
Common stock, shares, outstanding (in shares) | shares								7,200,000
Virtuoso | Apollo
Related Party Transaction
Ownership interest, minority interest (percentage)										5.00%
Affiliated Entity
Related Party Transaction
Non-cash settlement of accounts payable	$ 2,900
Accounts payable								$ 1,500	2,800
Affiliated Entity | GM Credit Facilty
Related Party Transaction
Proceeds from issuance of related party debt									$ 10,000
Debt instrument, interest rate, stated percentage									12.00%
Debt instrument, term									3 months
Repayments of related party debt	10,800
Accrued interest									$ 1,000
Interest expense								400	1,000
Affiliated Entity | Convertible Loan Agreement
Related Party Transaction
Proceeds from issuance of convertible loans	4,800	£ 3.5
Repayments of convertible debt	$ 1,900
Affiliated Entity | Wejo Limited | General Motors
Related Party Transaction
Ownership interest, parent (percentage)											5.00%
Revenue from contract with customer, including assessed tax								$ 3,500	$ 2,400